CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,994	$ 4,212	$ 10,096	$ 8,292
Cost of sales	2,337	2,012	4,830	3,904
Gross Profit	2,657	2,200	5,266	4,388
Research and development expenses, net	298	243	590	482
Selling and marketing expenses	981	804	1,909	1,636
General and administrative expenses	316	284	628	505
Legal settlements, acquisition, restructuring and other expenses and impairment	55	272	204	301
Operating income	1,007	597	1,935	1,464
Financial expenses (income) net	97	(20)	167	18
Income before income taxes	910	617	1,768	1,446
Provision for income taxes	39	27	30	76
Share in losses of associated companies - net	12	10	24	25
Net income	859	580	1,714	1,345
Net income (loss) attributable to non-controlling interests	(4)	4	(8)	8
Net income attributable to Teva	$ 863	$ 576	$ 1,722	$ 1,337
Earnings per share attributable to Teva:
Basic	$ 0.99	$ 0.65	$ 1.97	$ 1.49
Diluted	$ 0.99	$ 0.64	$ 1.96	$ 1.49
Weighted average number of shares (in millions):
Basic	871	892	876	895
Diluted	873	896	878	899